Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net profit	$ 3,747,932	$ 31,954,965	$ 1,660,474
Non-cash items:
Depreciation	30,091,237	24,157,022	14,854,885
Amortization of deferred dry dock expenditure	2,715,109	2,120,974	2,031,100
Share based compensation	1,304,325	1,436,505	1,383,121
Loss on disposal of vessels	2,601,148	0	0
Amortization of deferred finance charges	3,415,452	1,711,481	917,675
Changes in operating assets and liabilities:
Receivables, trade	3,040,535	(21,203,416)	(4,242,494)
Working capital advances	175,000	(2,975,000)	34,571
Prepayments	239,356	(358,597)	(212,199)
Advances and deposits	375,510	(458,880)	(1,158,675)
Other receivables	(58,683)	612,511	(314,654)
Inventories	(3,369,769)	(1,483,143)	(1,354,874)
Payables, trade	1,965,503	5,443,919	3,039,310
Charter revenue received in advance	(684,537)	(350,546)	(263,737)
Other payables	(139,578)	(503,173)	642,669
Accrued interest on loans	315,765	869,632	325,434
Deferred drydock expenditure	(3,099,805)	(3,314,568)	(4,921,479)
Net cash provided by operating activities	42,634,500	37,659,686	12,421,127
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(174,012,168)	(232,497,213)	(152,222,866)
Payments for vessels under construction	0	0	(57,463,397)
Net proceeds from sale of vessels	52,656,414	0	0
Payments for leasehold improvements	(530,717)	0	0
Payments for other non-current assets	(424,760)	(352,251)	(55,266)
Net cash used in investing activities	(122,311,231)	(232,849,734)	(209,741,529)
FINANCING ACTIVITIES
Proceeds from long-term debt	110,010,000	216,490,000	128,625,000
Repayments of long term debt	(42,208,171)	(24,753,641)	(12,756,732)
Proceeds from capital leases	9,245,749	0	0
Repayments of capital leases	(27,097,348)	(1,702,981)	(1,578,686)
Payments for deferred finance charges	(6,036,243)	(1,633,259)	(5,748,816)
Net proceeds from equity offering	63,927,416	0	102,711,933
Repurchase of common stock	(2,993,931)	0	(1,278,546)
Payment of dividend	(9,327,251)	(12,980,285)	(9,635,000)
Net cash provided by financing activities	95,520,221	175,419,834	200,339,153
Net (decrease)/increase in cash and cash equivalents	15,843,491	(19,770,214)	3,018,751
Cash and cash equivalents at the beginning of the year	40,109,382	59,879,596	56,860,845
Cash and cash equivalents at the end of the year	55,952,873	40,109,382	59,879,596
Cash paid during the year for:
Interest payments, net of capitalized interest	13,382,484	11,305,199	6,813,016
Taxation	$ 122,624	$ 40,050	$ 5,736